Consolidated Statements Of Cash Flow - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Operating Activities
Net income/(loss)		$ 238,511		$ 97,313	$ 234,046
Adjustments to reconcile net income/(loss) to net cash provided/(used) by operating activities:
Provision for loan losses		11,000		9,000	27,000
Provision/(benefit) for deferred income taxes		79,604		24,196	3,729
Depreciation and amortization of premises and equipment		32,387		35,780	35,715
Amortization of intangible assets	[1]	5,198		5,253	4,170
Net other amortization and accretion		27,088		19,710	17,009
Net (increase)/decrease in derivatives		1,886		(6,617)	170
Fair value adjustment on mortgage servicing rights		0		0	(1,248)
Repurchase and foreclosure provision/(provision credit)		(31,400)		0	(4,300)
Losses and write-downs on other real estate, net		8		1,258	2,160
Litigation and regulatory matters		13,400		15,118	56,187
Stock-based compensation expense		17,536		13,796	11,351
(Tax benefit)/benefit reversal stock-based compensation expense		(1,613)		(356)	7,220
Equity securities (gains)/losses, net		144		458	(2,872)
Debt securities (gains)/losses, net		(1,485)		(1,836)	0
Gain on extinguishment of debt		0		(5,793)	4,166
Loss on deconsolidation of securitization trusts		0		0	1,960
Net (gains)/losses on sale/disposal of fixed assets		3,447		454	1,906
Proceeds from sale of mortgage servicing rights		0		0	70,204
Loans held-for-sale:
Purchases and originations		(165,887)		(9,731)	(23,960)
Gross proceeds from settlements and sales		181,136		25,587	300,984
(Gain)/loss due to fair value adjustments and other		(155)		(913)	(48,157)
Qualified pension plan contribution		(165,000)		0	0
Net (increase)/decrease in:
Trading securities		(18,050)		311,210	(392,806)
Fixed income receivables		6,249		(21,172)	2,767
Interest receivable		1,627		4,804	1,911
Other assets		(7,191)		(78,824)	294,139
Net increase/(decrease) in:
Trading liabilities		(4,171)		(28,295)	225,966
Fixed income payables		(2,070)		4,915	(3,016)
Interest payable		(4,535)		(9,124)	169
Other liabilities		(36,546)		(39,153)	(121,862)
Total adjustments		(57,393)		269,725	470,662
Net cash provided/(used) by operating activities		181,118		367,038	704,708
Available-for-sale securities:
Sales		444,222		69,650	7,829
Maturities		736,956		664,335	627,487
Purchases		(1,239,912)		(1,066,194)	(751,365)
Held-to-maturity securities:
Purchases		0		(10,000)	0
Premises and equipment:
Sales		11,396		41,143	3,507
Purchases		(62,554)		(39,947)	(31,404)
Proceeds from sale of other real estate		27,135		23,253	53,046
Net (increase)/decrease in:
Loans		(1,931,026)	[2]	(1,216,419)	(917,848)
Interests retained from securitizations classified as trading securities		2,429		1,731	1,692
Interest-bearing cash		(457,198)		1,019,131	(891,670)
Cash received/(paid) for business combination, net		0		(5,087)	413,352
Net cash provided/(used) by investing activities		(2,468,552)		(518,404)	(1,485,374)
Common stock:
Stock options exercised		22,479		7,219	1,864
Cash dividends paid		(63,504)		(53,947)	(47,366)
Repurchase of shares	[3]	(97,396)		(32,648)	(43,579)
Tax benefit/(benefit reversal) stock-based compensation expense		1,613		356	(7,220)
Cash dividends paid - preferred stock - noncontrolling interest		(11,434)		(11,559)	(11,465)
Cash dividends paid - Series A preferred stock		(6,200)		(6,200)	(6,200)
Term borrowings:
Issuance		100		495,555	396,393
Payments/maturities		(267,527)		(1,026,708)	(23,572)
Increases in restricted and secured term borrowings		0		0	2,310
Net cash paid to deconsolidate/collapse securitization trusts		0		0	(225,151)
Net increase/(decrease) in:
Deposits		2,705,757		1,555,280	898,232
Short-term borrowings		10,277		(816,324)	89,916
Net cash provided/(used) by financing activities		2,294,165		111,024	1,024,162
Net increase/(decrease) in cash and cash equivalents		6,731		(40,342)	243,496
Cash and cash equivalents at beginning of period		1,031,063		1,071,405	827,909
Cash and cash equivalents at end of period		1,037,794		1,031,063	1,071,405
Supplemental Disclosures
Total interest paid		92,456		90,722	81,151
Total taxes paid		11,609		14,990	77,779
Total taxes refunded		3,950		33,909	3,947
Transfer from loans to other real estate owned		$ 10,317		$ 16,728	$ 23,566

[1]	Represents customer lists, acquired contracts, core deposit intangibles, and covenants not to compete
[2]	2016 includes $ 537.4 million UPB of loans acquired from GE Capital.
[3]	2016 , 2015 and 2014 include $ 93 . 5 million , $ 28.4 million and $ 38.5 million, respectively, repurchased under share repurchase programs.